Revenues - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance at beginning of period	$ 43,116	$ 36,622
Other current assets
Disclosure of revenue from contracts with customers [line items]
Discounts current contract asset	4,139	1,631
Other non-current assets
Disclosure of revenue from contracts with customers [line items]
Discounts non-current contract asset	5,591	2,238
Sales and marketing
Disclosure of revenue from contracts with customers [line items]
Amortisation, assets recognised from costs incurred to obtain or fulfill contracts	8,138	6,183
Revenues | Hardware and other revenue
Disclosure of revenue from contracts with customers [line items]
Amortisation, assets recognised from costs incurred to obtain or fulfill contracts	$ 3,679	$ 736